SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Company's Chief Operating Decision Maker (the "CODM") is the CEO, who is responsible for decisions about allocating resources and assessing performance of the Company. An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s CODM.

During the years ended December 31, 2016, 2017 and 2018, the Company identified two reportable segments, namely Renren and Auto Group.  The Auto Group segment mostly includes the sales of automobile as well as used car financing provided to used car dealerships while the Renren segment mostly includes the Company's SaaS business.  The Company's SNS business, OPI and Online Gaming have been reclassified as discontinued operations.

	Year ended December 31, 2016			Year ended December 31, 2017			Year ended December 31, 2018
	Renren	Auto Group	Total	Renren	Auto Group	Total	Renren	Auto Group	Total

Net revenues	$18,097	29,384	47,481	21,931	152,693	174,624	19,122	479,076	498,198
Cost of revenues	(14,698)	(25,879)	(40,577)	(17,920)	(145,394)	(163,314)	(11,966)	(464,502)	(476,468)
Operating expenses	(35,344)	(25,536)	(60,880)	(58,543)	(30,456)	(88,999)	(66,847)	(68,285)	(135,132)
Operating loss	(31,945)	(22,031)	(53,976)	(54,532)	(23,157)	(77,689)	(59,691)	(53,711)	(113,402)
Net (loss) income from continuing operations	(39,060)	(24,054)	(63,114)	37,444	(28,695)	8,749	(69,285)	(89,532)	(158,817)
Net (loss) income from discontinued operations	(122,238)	-	(122,238)	(119,252)	-	(119,252)	223,298	-	223,298
Net (loss) income	(161,298)	(24,054)	(185,352)	(81,808)	(28,695)	(110,503)	154,013	(89,532)	64,481

The Company does not allocate assets to its current operating segments as management does not believe that allocating these assets is useful in evaluating these segments’ performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

The majority of the Company's revenue for the years ended December 31, 2016, 2017 and 2018 was generated from the PRC.

As of December 31, 2016, 2017 and 2018, respectively, substantially all of long-lived assets of the Company were located in the PRC.